Sales Concentration (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Net product sales	$ 6,917,000	$ 1,909,000
Sales Revenue [Member] | One Individual Customer [Member]
Concentration risk percentage	16.00%	15.00%
Sales Revenue [Member] | Two Individual Customer [Member]
Concentration risk percentage	13.00%	11.00%
Sales Revenue [Member] | Three Individual Customer [Member]
Concentration risk percentage	11.00%